UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 29,145	$ 57,626	$ 44,047	$ 85,079
Other comprehensive income:
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	0	(2)	0	103
Amount reclassified from accumulated other comprehensive income to statements of operations	0	0	(26)	4,985
Other comprehensive (loss)/income	0	(2)	(26)	5,088
Comprehensive income	29,145	57,624	44,021	90,167
Comprehensive income attributable to:
Golar LNG Partners LP Owners	28,440	53,826	43,169	82,470
Non-controlling interests	$ 705	$ 3,798	$ 852	$ 7,697